Secured Credit Agreement (Details) (Revolving Credit Facility [Member], Wells Fargo Capital Finance [Member], USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Line of Credit Facility [Line Items]
Maturity date	Dec. 31, 2016
Maximum borrowing capacity	$ 150,000,000	[1]
Unused capacity, average daily usage, basis used to calculate commitment fee	75,000,000
Minimum fixed charge coverage ratio	1.00
Threshold for minimum adjusted liquidity	15,000,000
Maximum adjusted liquidity for 30 consecutive days	15,000,000
Credit facility, amount outstanding	59,072,000		72,218,000
Remaining borrowing capacity	71,002,000		31,344,000
Letters of credit, amount outstanding	8,900,000		7,550,000
Minimum [Member]
Line of Credit Facility [Line Items]
Unused capacity, commitment fee percentage	0.25%
Maximum [Member]
Line of Credit Facility [Line Items]
Unused capacity, commitment fee percentage	0.375%
85% of eligible accounts receivable [Member]
Line of Credit Facility [Line Items]
Borrowing base, percentage of accounts receivable	85.00%
Lesser of 90% of eligible credit card receivables and $5,000 [Member]
Line of Credit Facility [Line Items]
Borrowing base, percentage of credit card receivables	90.00%
Portion of borrowing base	5,000,000
Lesser of $125,000, 65% of the eligible inventory or 85% of the net liquidation value of eligible inventory [Member]
Line of Credit Facility [Line Items]
Borrowing base, percentage of eligible inventory	65.00%
Borrowing base, percentage of net liquidation value of eligible inventory	85.00%
Portion of borrowing base	125,000,000
Base Rate [Member]
Line of Credit Facility [Line Items]
Credit facility, amount outstanding	7,072,000		7,218,000
Interest rate at period end	4.00%		5.00%
LIBOR [Member]
Line of Credit Facility [Line Items]
Credit facility, amount outstanding	$ 52,000,000		$ 65,000,000
Interest rate at period end	1.90%
LIBOR [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Interest rate at period end			3.10%
LIBOR [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Interest rate at period end			3.30%
Base Rate Option [Member] | Federal Funds Rate [Member]
Line of Credit Facility [Line Items]
Basis spread on variable rate	0.50%
Base Rate Option [Member] | Base Rate [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Basis spread on variable rate	0.50%	[2]
Base Rate Option [Member] | Base Rate [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Basis spread on variable rate	1.00%	[2]
LIBOR Rate Option [Member] | LIBOR [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Basis spread on variable rate	1.50%	[2]
LIBOR Rate Option [Member] | LIBOR [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Basis spread on variable rate	2.00%	[2]

[1]	The Revolver’s borrowing base is calculated as the sum of (i) 85% of the Company’s eligible accounts receivable plus (ii) the lesser of 90% of the eligible credit card receivables and $5,000, plus (iii) the lesser of $125,000, 65% of the eligible inventory or 85% of the net liquidation value of eligible inventory as defined in the Credit Agreement minus (iv) reserves from time to time set by the administrative agent. The eligible accounts receivable and inventories are further adjusted as specified in the Credit Agreement. The Company’s borrowing base can also be increased pursuant to certain terms outlined in the Credit Agreement.
[2]	Base Rate is the higher of (i) the Federal Funds Rate plus 0.5% or (ii) the prime rate.